Agreements and Related Party Transactions - Schedule of Expense Support Payments and Related Reimbursement Payments (Details) - Investment, Advisor $ in Thousands	1 Months Ended
Jun. 30, 2023 USD ($)
Expense Support Payments by Investment Adviser
Related Party Transaction [Line Items]
Amount of transaction	$ 1,257
Reimbursement Payments to Investment Adviser
Related Party Transaction [Line Items]
Amount of transaction	0
Unreimbursed Expense Support Payments
Related Party Transaction [Line Items]
Amount of transaction	$ 1,257